Income Taxes	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Income Taxes
22.	Income Taxes:

Castor and certain of its subsidiaries are incorporated under the laws of the Republic of the Marshall Islands but are not subject to income taxes in the Republic of the Marshall Islands. Castor’s ship-owning subsidiaries are subject to registration and tonnage taxes, which have been included in Vessel operating expenses in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

Income Taxes relating to MPC Capital

During the reporting period, the income before taxes for the asset management segment of the Company is mostly generated in Germany. A summary of the provision for income taxes is as follows:

	December 31, 2024	June 30, 2025
Corporate Income tax	$3,951,121	$3,016,826
Trade tax	2,475,095	2,458,875
Other	216,672	227,454
Total provision for income taxes	$6,642,888	$5,703,155

The income tax receivable on the face of the consolidated balance sheet is primarily due to refundable withholding taxes on profit distributions in the amount of $15,312,813.

The significant components of income tax expenses attributable to continuing operations is as follows:

Six months ended June 30, 2025
Current tax expense (or benefit)	$972,878
Deferred tax expense (or benefit)	(373,568)
Total tax expense	$599,310

The income tax expense (or benefit) from continuing operations is disaggregated as follows:

Six months ended June 30, 2025
Federal (CIT)	$(274,297)
State and Local (TT)	633,122
Foreign	262,295
Other	(21,810)
Total tax expense	$599,310

More than 50% of the local income taxes relate to the Hansestadt Hamburg, a state within the Federal Republic of Germany.

Effective Income Tax Rate Reconciliation

A reconciliation of the German statutory income tax rate to the actual effective income tax rate is provided below:

	Six months ended June 30, 2025
	%	$
German statutory Corporate Income tax rate	15.83	$(2,168,665)
State and local income tax	(4.62)	633,122
Nontaxable items	(17.80)	2,438,640
Other	2.22	(303,787)
Effective income tax rate	(4.37)	$599,310

State and local income tax results from Trade Tax levied by the Hansestadt Hamburg.

Tax nontaxable items are related to dividend payments and capital gains from corporate companies which are in principle not subject to taxation (avoidance of double taxation burdens at the corporate level in chains of companies).

Deferred Taxes

The significant components of the Company`s deferred tax account balances relate to temporary differences and are as follows:

	December 31, 2024	June 30, 2025
Deferred tax assets
Receivables due from related parties	$2,599,889	$3,557,769
Intangible assets	1,779,153	2,701,730
Right of Use Assets	2,508,472	2,582,777
Provisions	1,481,197	1,880,124
Loss Carrying Forwards	—	1,252,293
Prepaid expenses and other assets	1,057,998	798,279
Other	478,864	1,014,991
Total deferred tax assets	9,905,573	13,787,963
Valuation allowances	(2,241,536)	(4,381,795)
Deferred tax assets, net of valuation allowances	7,664,037	9,406,168
Offsetting	(5,824,534)	(5,902,744)
Deferred tax assets, net of valuation allowances per balance sheet	$1,839,503	$3,503,424

Deferred tax liabilities
Intangible assets	$5,278,366	$7,451,727
Equity instrument investments	5,757,950	7,080,392
Lease liabilities	2,508,472	2,582,778
Other	376,129	582,486
Total deferred tax liabilities	13,920,917	17,697,383
Offsetting	(5,824,534)	(5,902,744)
Deferred tax liabilities per balance sheet	$8,096,383	$11,794,639

Net deferred tax liabilities	$6,256,880	$8,291,215

Uncertain Tax Positions

The benefits of uncertain tax positions are recorded in the Company´s consolidated financial statements only after determining a more-likely-than-not probability that the uncertain tax positions will withstand challenge from the tax authorities.

The Company files income tax returns in Germany, the Netherlands, Norway, Panama and Colombia and is subject to examinations by tax authorities. The Company believes that its income tax reserves are adequately maintained. However, the final determination of the Company tax returns, if audited, is uncertain and therefore there is a possibility for a change of the Company`s estimate in the future. There were no unrecognized tax benefits as of June 30, 2025, and there were no changes in the reporting period. The Company accrues interest and penalties related to underpayment of income taxes within the provision for income taxes.